MINERAL RIGHTS AND PROPERTIES (Schedule of Mineral Rights and Properties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 460,183	$ 481,002
Capitalized expenditures	35,145	25,494
Mine right fees		797
Acquisition (Note 3)	16,660
Environmental rehabiliation	(1,610)	(4,021)
Disposition		(20,485)
Foreign currecy translation impact	34,773	(22,604)
Balance at end of year	545,151	460,183
Cost [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	293,136	288,453
Capitalized expenditures	31,138	23,871
Mine right fees		797
Acquisition (Note 3)
Environmental rehabiliation	(1,268)	(4,299)
Disposition
Foreign currecy translation impact	24,994	(15,686)
Balance at end of year	348,000	293,136
Cost [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	63,572	64,305
Capitalized expenditures	30	6
Mine right fees
Acquisition (Note 3)
Environmental rehabiliation	(135)	39
Disposition
Foreign currecy translation impact	1,142	(778)
Balance at end of year	64,609	63,572
Cost [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	103,311	107,161
Capitalized expenditures	3,890	1,617
Mine right fees
Acquisition (Note 3)
Environmental rehabiliation	(207)	239
Disposition
Foreign currecy translation impact	8,616	(5,706)
Balance at end of year	115,610	103,311
Cost [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		20,909
Capitalized expenditures
Mine right fees
Acquisition (Note 3)
Environmental rehabiliation
Disposition		(20,485)
Foreign currecy translation impact		(424)
Balance at end of year
Cost [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	164	174
Capitalized expenditures
Mine right fees
Acquisition (Note 3)
Environmental rehabiliation
Disposition
Foreign currecy translation impact	21	(10)
Balance at end of year	185	164
Cost [Member] | Exploration and evaluation properties La Yesca [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Capitalized expenditures	87
Mine right fees
Acquisition (Note 3)	16,660
Environmental rehabiliation
Disposition
Foreign currecy translation impact
Balance at end of year	16,747
Impairment and accumulated depletion [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(235,597)	(242,082)
Depletion	(16,340)	(16,447)
Disposition		12,888
Foreign currecy translation impact	(15,785)	10,044
Balance at end of year	(267,722)	(235,597)
Impairment and accumulated depletion [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(100,390)	(91,179)
Depletion	(13,921)	(14,282)
Disposition
Foreign currecy translation impact	(8,666)	5,071
Balance at end of year	(122,977)	(100,390)
Impairment and accumulated depletion [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(56,688)	(57,083)
Depletion
Disposition
Foreign currecy translation impact	(576)	395
Balance at end of year	(57,264)	(56,688)
Impairment and accumulated depletion [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(78,355)	(80,491)
Depletion	(2,419)	(2,165)
Disposition
Foreign currecy translation impact	(6,522)	4,301
Balance at end of year	(87,296)	(78,355)
Impairment and accumulated depletion [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		(13,155)
Depletion
Disposition		12,888
Foreign currecy translation impact		267
Balance at end of year
Impairment and accumulated depletion [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(164)	(174)
Depletion
Disposition
Foreign currecy translation impact	(21)	10
Balance at end of year	(185)	(164)
Impairment and accumulated depletion [Member] | Exploration and evaluation properties La Yesca [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Depletion
Disposition
Foreign currecy translation impact
Balance at end of year
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	224,586
Balance at end of year	277,429	224,586
Carrying amounts [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	192,746
Balance at end of year	225,023	192,746
Carrying amounts [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	6,884
Balance at end of year	7,345	6,884
Carrying amounts [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	24,956
Balance at end of year	28,314	24,956
Carrying amounts [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Balance at end of year
Carrying amounts [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Balance at end of year
Carrying amounts [Member] | Exploration and evaluation properties La Yesca [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Balance at end of year	$ 16,747